INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Current tax	754,979	393,240	213,989	27,435
Deferred tax	—	—	(27,838)	(3,569)
Income tax expense	754,979	393,240	186,151	23,866

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX

The following is a reconciliation of the Company’s income tax expense to income (loss) before provision for income taxes for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025.

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Income (loss) before provision for income taxes	7,015,621	4,042,361	(7,750,311)	(993,631)

Tax (benefit) at the domestic income tax rate	1,157,578	666,990	(1,278,801)	(163,949)
Effect of Hong Kong graduated rates	(165,000)	(165,000)	(165,000)	(21,154)
Effect of non-deductible expenses	—	5,764	1,678,075	215,139
Effect of non-taxable income	(48,202)	(27,028)	(3,448)	(442)
Effect of utilization of tax losses brought forward	(212,111)	(87,486)	(44,675)	(5,728)
Effect of tax losses not recognized	22,714	—	—	—
Income tax expense	754,979	393,240	186,151	23,866

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The principal components of deferred tax assets are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Net operating loss carrying forwards	36,293	229,869	29,470
Less: valuation allowance	(36,293)	(229,869)	(29,470)
Total deferred tax assets	—	—	—

SCHEDULE OF COMPONENTS OF DEFERRED TAX LIABILITIES

The principal components of deferred tax liabilities are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Intangible assets arisen from business combination	—	5,128,412	657,489

Total deferred tax liabilities	—	5,128,412	657,489